Mineral Properties and Exploration Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Mineral Properties and Exploration Expenses [Abstract]
Mineral Properties and Exploration Expenses
3.	Mineral Properties and Exploration Expenses

(a)	São Domingos Project in the Municipality of Itaituba, in the Tapajos gold province of the State of Para, Brazil, Department of National Production Minerals (DNPM) Processes 850.684/06 and 850.782/05:

i.	DNPM Processes 850.684/06:

Aurora has good title over the mineral rights, which were granted as DNPM Process number 850.684/06 and which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. The São Domingos mineral rights are located at the Municipality of Itaituba, State of Pará, and are registered in the name of Aurora. On September 13, 2006 the Company applied to the DNPM for the conversion of the Application to an Exploration Permit covering an area of 4,914.18 hectares. No payments or royalties are due regarding DNPM Process 850.384/06.

ii.	DNPM Processes 850.782/05:

Aurora has good title over the mineral rights object of the DNPM Process No. 850.782/05, which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. On November 8, 2005 it was submitted to DNPM the Exploration Claim for gold in the Municipality of Itaituba, State of Pará. The Exploration Permit was granted on November 28, 2006 for a three-year period. The transfer to Aurora was approved on March 24, 2009 and on September 28, 2009 it was requested the renewal of the Exploration Permit. This area was reduced from 6,756 hectares to 5,651.98 hectares due to the overlapping with Garimpeira (alluvial) Mining properties held by Mr Celio Paranhos. However the DNPM´s general attorney in Brasilia agreed with Aurora's legal thesis and nullified all applications filed by Mr Paranhos (about to 1,900 applications). A new Exploration Permit rectifying the previous one was granted on August 20, 2010 for a three-year period, for an area of 6,656.20 hectares. No payments or royalties are due regarding the DNPM Process 850.782/05 since it was acquired through a permutation agreement with Altoro Mineração Ltda.

iii.	DNPM Processes 850.012/06 and 850.013/06:

The exploration claims were submitted to DNPM on January 19, 2006, for gold covering an area of 1,128.08 hectares and 750.55 hectares respectively, in the Municipality of Itaituba, State of Pará. According to information obtained such claims were correctly prepared and the required documents are in place. The tenements 850.012/06 and 850.013/06 are held by Mr Antonio Oliveira Ferreira and were submitted to DNPM on January 19, 2006. The tenements are located at Itaituba, State of Pará and are valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes, but the area was blocked since it is inside of a Garimpeira Reserve. The transfer to Aurora will be submitted after the Exploration Permits are granted. There are no payments or royalties related to the tenements according to the agreement entered into with the previous owner.

iv.	DNPM Process 850.119/06:

The exploration claim was submitted to DNPM on March 7, 2006, for gold covering an area of 1,068.72 hectares, in the Municipality of Itaituba, State of Pará. Aurora has good title over the mineral rights object of the DNPM Process No. 850.119/06, which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. Aurora is the sole registered and beneficial holder of and owns and possesses good title to the referred mineral rights. The Exploration Permit has not been granted yet. The above-mentioned area is not related to any payments or royalties to third parties since Aurora claimed them directly.

v.	DNPM Process 859.587/95:

The tenement, was held by Vera Lucia Lopes, and is valid and in force, and is free and clear of any judicial and extrajudicial encumbrances and taxes. It is located at the Municipality of Itaituba, State of Pará. On November 27, 1995, it was submitted to DNPM the Exploration Claim for gold. The Exploration Permit was granted on September 15, 2006, for a three-year period covering an area of 5,000 hectares, and it was valid until September 15, 2009. On July 15, 2009, it was requested the renewal of the Exploration Permit which was granted and transferred to Aurora and published on June 29, 2012. There are no payments or royalties related to the tenements since all payments due under the terms of the agreement entered into with the previous owner have been already made.

(b)	Gold properties in the Municipality of Itaituba, in the Tapajos gold province of the State of Para, Brazil, Department of National Production Minerals (DNPM) Processes

vi.	Comandante Araras Project - DNPM Processes 853.785/93 to 853.839/93 inclusive (relinquished):

On October 17, 2011 the Company terminated this licence and Option Agreement by providing written notice to Samba. The Company is free of all and any future payment commitments. The interest in the properties was formally relinquished in January 2012.

vii.	São João Project - DNPM Processes 851.533/94 to 851.592/94 inclusive (relinquished):

On October 17, 2011 the Company terminated this licence and Option Agreement by providing written notice to Samba. The Company is free of all and any future payment commitments. The interest in the properties was formally relinquished in January 2012.

viii.	DNPM Processes 850.014/06, 850.581/06 and 850.256/07:

The Company has the right to acquire good title over the mineral rights object of the Tenements. The Tenements are registered in the name of Antonio Oliveira Ferreira. The exploration claims were submitted to DNPM respectively on January 19, 2006, August 8, 2006 and April 17, 2007 for gold covering the areas of 421.45 hectares, 4276.03 hectares and 4036.00 hectares, in the Municipality of Itaituba and Jacareacanga, State of Pará. According to information obtained such claims were correctly prepared and the required documents are in place. The tenement 850.014/06 has not been transferred to Samba yet since the Exploration Permit has not been granted so far. The Exploration Permit for the Process 850.581/06 was granted on February 15, 2011 for a three-year period, for an area of 4273.03 hectares. The transfer to Samba Brazil Mineração Ltda has not been presented yet. The Exploration Permit for the Process 850.256/07 was granted on November 30, 2007 for a three-year period but it was cancelled on May 21, 2008 because the holder didn't pay the annual fees on time. On June 10, 2008 it was presented an appeal to have the annulment dismissed, which hasn't been analyzed yet. However, if the appeal is not approved, Samba Brazil's rights over this tenement are guaranteed since only Samba Brazil has presented a Bid application for this process on July 18 2008. According to the Agreement signed between Samba Brazil and Antonio Oliveira Ferreira on June 5, 2008, a total amount of 120,000 Brazilian Real's has already been paid by Samba Brazil for the acquisition of the Tenements.

(c)	British Columbia, Canada - Kumealon Property (relinquished)

On January 20, 2012 the Company's Kumealon claim over the property was relinquished.

(d)	Sale of AGC Resources

On June 14, 2011, the Company, entered into an Asset Purchase Agreement with Devtec Management Ltd. ("Devtec"), pursuant to which the Company sold its subsidiary, AGC, which owns certain properties in Boulder, Colorado (see note 3(b) for a discussion of the specific assets purchased by AGC in June 2010), to Devtec for a total of $2 million, plus royalty. Under the terms of the agreement, Devtec will pay the Company $1 million upon production of the cumulative total of 1,000 ounces of gold and/or silver, and a further $1 million on the six-month anniversary of the payment of the first $ 1 million. Additionally, Devtec will pay the Company a 5% royalty from the start of production.

The Company was unable to reasonably estimate the amount of minerals the properties will produce, if any, and thus there was uncertainty as to whether the purchase price will be collected. Given this, collection of the purchase price is not considered reasonably possible at the time of these consolidated financial statements given the current uncertain status of exploration work on the Boulder, Colorado properties and thus no purchase price has been recorded as of September 30, 2012. Therefore, the Company recognized a loss on the sale of its subsidiary of $2,757,511 for the nine months ended September 30, 2011, which represented the net book value of the assets transferred to Devtec on June 14, 2011 (no liabilities were assumed by Devtec) as follows:

Reclamation bonds	$245,221
Buildings and equipment	$753,605
Participating interest in mineral property	$1,758,685
$2,757,511

Subsequent to the sale of AGC, the Company determined it would not retain ownership to the reclamation bonds asset associated with the properties. A loss of $245,221, the carrying value of the bonds, was recorded during the three months ended September 30, 2011. The disclosed total loss from the sale of AGC was adjusted to include the loss on the disposition of the reclamation bonds.

3. Mineral Properties and Exploration Expenses

(a)	São Domingos Project - DNPM Processes 850.684/06 and 850.782/05:

i.	DNPM Processes 850.684/06:

Aurora has good title over the mineral rights which were granted as DNPM Process number 850.684/06 and which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. The São Domingos mineral rights are located at the Municipality of Itaituba, State of Pará, and are registered in the name of Aurora. On September 13, 2006 the Company applied to the DNPM for the conversion of the Application to an Exploration Permit covering an area of 4,914.18 hectares. No payments or royalties are due regarding DNPM Process 850.384/06.

ii.	DNPM Processes 850.782/05:

Aurora has good title over the mineral rights object of the DNPM Process No. 850.782/05, which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. On November 8, 2005 it was submitted to DNPM the Exploration Claim for gold in the Municipality of Itaituba, State of Pará. The Exploration Permit was granted on November 28, 2006 for a 3 (three) years period. The transfer to Aurora was approved on March 24, 2009 and on September 28, 2009 it was requested the renewal of the Exploration Permit.

This area was reduced from 6,756 ha to 5,651.98 ha due to the overlapping with Garimpeira (alluvial) Mining properties held by Mr. Celio Paranhos. However the DNPM´s general attorney in Brasilia agreed with Aurora's legal thesis and nullified all applications filed by Mr. Paranhos (about to 1,900 applications).

A new Exploration Permit rectifying the previous one was granted on August 20, 2010 for a 3 (three) years period, for an area of 6,656.20 hectares.

No payments or royalties are due regarding the DNPM Process 850.782/05 since it was acquired through a permutation agreement with Altoro Mineração Ltda.

iii.	DNPM Process 850.400/07:

On July 8, 2011 Aurora allowed the Exploration Permit was granted on July 09th 2008 and covering an area of 9,832.26 ha, to lapse.

iv.	DNPM Processes 850.012/06 and 850.013/06:

The exploration claims were submitted to DNPM on January 19th 2006, for gold covering an area of 1,128.08 ha and 750.55 ha respectively, in the Municipality of Itaituba, State of Pará. According to information obtained such claims were correctly prepared and the required documents are in place.

The tenements 850.012/06 and 850.013/06 are held by Mr. Antonio Oliveira Ferreira and were submitted to DNPM on January 19th 2006. The tenements are located at Itaituba, State of Pará and are valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes, but the area was blocked since it is inside of a Garimpeira Reserve.

The transfer to Aurora will be submitted after the Exploration Permits are granted.

There are no payments or royalties related to the tenements according to the agreement entered into with the previous owner.

v.	DNPM Process 850.119/06:

The exploration claim was submitted to DNPM on March 07th, 2006, for gold covering an area of 1,068.72 ha, in the Municipality of Itaituba, State of Pará.

Aurora has good title over the mineral rights object of the DNPM Process No. 850.119/06, which is valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. Aurora is the sole registered and beneficial holder of and owns and possesses good title to the referred mineral rights. The Exploration Permit has not been granted yet.

The above mentioned area is not related to any payments or royalties to third parties since they were claimed by Aurora directly.

vi.	DNPM Process 859.587/95:

The tenement, which is held by Vera Lucia Lopes, is valid and in force, and is free and clear of any judicial and extrajudicial encumbrances and taxes. It is located at the Municipality of Itaituba, State of Pará. On November 27, 1995, it was submitted to DNPM the Exploration Claim for gold. The Exploration Permit was granted on September 15, 2006, for a three year period covering an area of 5,000 ha, and it was valid until September 15, 2009. On July 15, 2009, it was requested the renewal of the Exploration Permit but it hasn't been analyzed by the DNPM yet. The transfer to Aurora was submitted on November 23, 2006, but it hasn't been approved yet.

There are no payments or royalties related to the tenements since all payments due under the terms of the agreement entered into with the previous owner have been already made.

(b) Gold properties in the Municipality of Itaituba, in the Tapajos gold province of the State of Para, Brazil

vii.	Comandante Araras Project - DNPM Processes 853.785/93 to 853.839/93 inclusive:

Aurora has good title over the mineral rights object of the DNPM Processes number 853.785/93 to 853.839/93, which are valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. The Comandante Arara Mineral Rights are located at the Municipality of Itaituba, State of Pará, and are registered in the name of the previous holder since it has not been granted an Exploration Permit yet. The Comandante Arara Mineral Rights are comprised by 55 Applications for Alluvial Mine of 50 hectares each (2747.22 ha), presented to DNPM on October 05th, 1993. The conversion to the Authorization Regime was applied on December 11st, 2008 and has not been analyzed yet, so that the Exploration Permit will be granted only after this analysis.

On October 17, 2011 the Company terminated this licence and Option Agreement by providing written notice to Samba. The Company is free of all and any future payment commitments. The interest in the properties will be formally relinquished in fiscal 2012.

The Comandante Araras Option Agreement dated July 2, 2007, and amendments dated June 2, 2008, November 10, 2008, and September 18, 2009, allows the Company to perform geological surveys and assessment work necessary to ascertain the existence of possible mineral deposits which may be economically mined and to earn a 100% interest in the Comandante Araras property mineral rights via structured cash payments. The total option agreement payments for the mineral rights are structured as follows: November 1, 2006 R$20,000 (paid); November 15, 2006 - R$40,000 (paid); December 15, 2006 R$40,000 (paid); May 18, 2007 - R$15,000 (paid); May 29, 2007 - R$50,000 (paid); June 25, 2008 - USD $80,000 (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; November 30, 2008 - USD $20,000 or 100,000 shares of Samba Minerals Limited at a deemed issue price of $0.20 per Samba share (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; November 30, 2008 - 400,000 shares of Samba Minerals Limited at a deemed issue price of $0.20 per Samba share (to be issued by Samba when the Exploration Permit is granted and transferred to Aurora). The vendor will have a 1.5% Net Smelter Royalty. The Royalty payment can be purchased at any time upon written notice to the vendor and payment in Reals (Brazilian currency) of the equivalent of USD $1,000,000. The option agreement can be terminated at any time upon written notice to the vendor and the Company will be free of any and all payment commitments yet to be due.

viii. São João Project - DNPM Processes 851.533/94 to 851.592/94 inclusive:

On October 17, 2011 the Company terminated this licence and Option Agreement by providing written notice to Samba. The Company is free of all and any future payment commitments. The interest in the properties will be formally relinquished in fiscal 2012.

Aurora has good title over the mineral rights which were granted as DNPM Process numbers 851.533/94 to 851.592/94 inclusive and which are valid and in force, free and clear of any judicial and extrajudicial encumbrances and taxes. The São João mineral rights are located at the Municipality of Itaituba, State of Pará, and are registered in the name of the previous holder since an Exploration Permit has not yet been granted. The São João mineral rights comprise 60 Applications for Alluvial Mine of 50 hectares each (2687.66 ha) which was presented to DNPM on May 16, 1994. On August 30, 2006 the previous holder of the Applications applied for the conversion of the Applications to Exploration Permits. When the conversion request is approved by the Authorities, the previous holder will be granted the Exploration Permit for an area of 3000 ha. The assignment of the São João mineral rights to Aurora can only be done after the approval of the Applications and the actual granting of an Exploration Permit to the previous Holder.

The São João Option Agreement dated January 20, 2006 and amendments dated June 2, 2008 and December 2, 2008, allows the Company to perform geological surveys and assessment work necessary to ascertain the existence of possible mineral deposits which may be economically mined and to earn a 100% interest in the São João property mineral rights. Under the terms of the Option Agreement and amendments, a total amount of USD $1,435,000 (one million four hundred and thirty five thousand dollars) is due by Aurora for the acquisition of the São João mineral rights. The total option agreement payments for the mineral rights are structured as follows: April 12, 2006 - USD $20,000 (paid); September 12, 2006 - USD $25,000 (paid); September 12, 2007 - USD $60,000 (paid); June 25, 2008 - $100,000 (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; December 5, 2008 - USD $40,000 (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; January 15, 2009 - USD $30,000 (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; February 15, 2009 - USD $30,000 (paid by Samba Minerals Limited as part of the agreement with them discussed in note 3; April 30, 2009 to March 30, 2011 - USD $8,333.33 per month (April 30, 2009 to December 31, 2010 paid by Samba Minerals Limited as part of the agreement with them discussed in note 3); July 30, 2011 - USD $950,000.

The vendor will have a 1.5% Net Smelter Royalty. The Royalty payment can be purchased at any time upon written notice to the vendor and payment in Reals (Brazilian currency) of the equivalent of USD $1,000,000. The option agreement can be terminated at any time upon written notice to the vendor and the Company will be free of any and all payment commitments yet to be due.

ix. DNPM Processes 850.014/06, 850.581/06 and 850.256/07:

The Company has the right to acquire good title over the mineral rights object of the Tenements. The Tenements are registered in the name of Antonio Oliveira Ferreira. The exploration claims were submitted to DNPM respectively on January 19th 2006, August 8th 2006 and April 17th 2007 for gold covering the areas of 421.45 ha, 4276.03 ha and 4036.00 ha, in the Municipality of Itaituba and Jacareacanga, State of Pará. According to information obtained such claims were correctly prepared and the required documents are in place. The tenement 850.014/06 has not been transferred to Samba yet since the Exploration Permit has not been granted so far.

The Exploration Permit for the Process 850.581/06 was granted on February 15th, 2011 for a three years period, for an area of 4273.03 hectares. The transfer to Samba Brasil Mineração Ltda has not been presented yet.

The Exploration Permit for the Process 850.256/07 was granted on November 30th 2007 for a three years period but it was cancelled on May 21st 2008 because the holder didn't pay the annual fees on time. On June 10th 2008 it was presented an appeal to have the annulment dismissed which hasn't been analyzed yet. However, if the appeal is not approved, Samba Brasil's rights over this tenement are guaranteed since only Samba Brasil has presented a Bid application for this process on July 18th 2008.

According to the Agreement signed between Samba Brasil and Antonio Oliveira Ferreira on June 5th 2008, a total amount of R$ 120.000,00 (one hundred and twenty thousand reais) has already been paid by Samba Brasil for the acquisition of the Tenements.

(c) Boulder County, Colorado, U.S.A. - Front Range Gold Project

On June 15, 2010, pursuant to the Asset Purchase Agreement between Global Minerals Ltd. ("GML") and Mount Royale Ventures, LLC ("MRV"), as Sellers, and the Company and AGC Resources LLC, the Company's wholly-owned subsidiary ("AGC"), as Buyers, AGC acquired 50% interest in the Front Range Gold Project joint venture ("JV"), and title to the Gold Hill Mill and related equipment, and became a joint venture partner with Gold Reef Mining Company, Mi Vida Enterprises, Inc., Gold Hill Mines, Inc. and Southern Cross Prospecting Company ("Property Owners"). The purchase price consisted of $600,000 in cash and 5,000,000 shares of common stock of the Company.

Of the $600,000 in cash payments, $100,000 was expensed as a non-refundable deposit in a previous period. The fair value of the 5 million shares issued was based on a market value of $0.40 per share on the date of the purchase, or $2,000,000. Therefore, the total consideration paid for the asset purchase was determined to be $2,500,000.

The Company allocated the consideration paid of $2,500,000 among the assets acquired resulting in $1,758,685 being allocated to the participating interest in the mineral property and $741,315 to depreciable mining and other equipment.

On March 10, 2011, Mi Vida Enterprises, Inc., Gold Hill Mines, Inc. and Southern Cross Prospecting Company intervened in a preexisting lawsuit commenced by MRV against Gold Reef Mining Company in Boulder County District Court (the "Action"). Among other things, they have alleged that GML was in material default of the JV agreement prior to the assignment by GML of its rights in the JV to AGC in June of 2010, that GML wrongfully assigned its rights in the JV without permission of the Property Owners, and have asked the court to declare the JV terminated. The Property Owners also alleged that the transfer of title to the Gold Hill Mill was subject to a right of first refusal in favor of Gold Hill Mines, Inc., and that MRV conveyed its title to the Gold Hill Mill to AGC without giving proper notice to Gold Hill Mines Inc. and in violation of a right of first refusal in favor of Gold Hill Mines, Inc., and requested the court to enter an order granting Gold Hill Mines Inc. an option to purchase the Gold Hill Mill for $10,000, the amount set in the right of first refusal.

A court decision in favor of the Property Owners may have a material adverse affect on the Company's ability to collect the purchase price, plus royalty from the sale of AGC to Devtec Management Ltd. discussed below since an unfavorable court decision may result in AGC losing its 50% interest in the JV as well as its interest in and to the Gold Hill Mill.

Sale of AGC Resources LLC

On June 14, 2011, the Company, entered into an Asset Purchase Agreement with Devtec Management Ltd. ("Devtec"), pursuant to which the Company sold its subsidiary, AGC, which as discussed previously owns certain properties in Boulder, Colorado (see note 3 for a discussion of the specific assets purchased by AGC in June 2010), to Devtec for a total of $2 million, plus royalty. Under the terms of the agreement, Devtec will pay the Company $1 million upon production of the cumulative total of 1,000 ounces of gold and/or silver, and a further $1 million on the nine month anniversary of the payment of the first $1 million. Additionally, Devtec will pay the Company a 5% royalty from the start of production.

The Company is unable to reasonably estimate the amount of minerals the properties will produce, if any, and thus there is uncertainty as to whether the purchase price will be collected. Further, the collection of any purchase price is also contingent on the outcome of the court case described in the notes. Given these factors, collection of the purchase price is not considered reasonably possible at the time of these consolidated financial statements given the current uncertain status of exploration work on the Boulder, Colorado properties and the uncertainties of the related legal action and thus no purchase price has been recorded as of December 31, 2011. Once collection of the purchase price becomes assured and the aforementioned uncertainties resolved, the purchase price will be recorded in the Consolidated Statements of Operations.

Therefore, the Company is recognizing a loss on the sale of its subsidiary of $2,757,511 for the year ended December 31, 2011, which represents the net book value of the assets transferred to Devtec on June 14, 2011 (no liabilities were assumed by Devtec) as follows:

Reclamation bonds	$245,221
Buildings and equipment	$753,605
Participating interest in mineral property	$1,758,685
Total	$2,757,511

(d)	British Columbia, Canada - Kumealon Property

In February 1999, the Company acquired, by staking, a 741 acre limestone property located on the north shore of Kumealon Inlet, southeast of Prince Rupert, British Columbia, Canada. A finder's fee of 25,000 shares of common stock of the Company was issued in connection with these claims.

In fiscal year 2000, there were no proven mineral reserves discovered and the Company continuously operated with a working capital deficiency. These conditions raised substantial doubt regarding the recovering of the capitalized acquisition cost. Pursuant to GAAP the Company wrote off the capitalized acquisition cost of $23,630 to operations. The Company's ownership interest in this property was in good standing at December 31, 2011.

On January 20, 2012 the Company relinquished the licence.

(e)	Joint Venture with Samba Minerals Limited

On October 17, 2011 the Company terminated this Joint Venture Agreement by providing written notice to Samba. The Company is free of all and any future payment commitments.